Derivative Instruments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 31, 2019	Jul. 27, 2018
Derivative [Line Items]
Realized gain (losses) on oil swap contracts	$ 91	$ (280)	$ (521)	$ (1,194)	$ (800)
Unrealized gain (losses) on oil swap contracts					1,200	$ (100)
Brigham Resources, LLC
Derivative [Line Items]
Cash collateral posted for existing swap contracts					$ 1,600		$ 1,600	$ 1,400